Trade receivables, other assets, prepaid expenses and Tax receivables - Disclosure of exposure to credit risk and ECLs for financing receivables (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Receivables from financing activities	€ 3,643	€ 462
Receivables from financing activities
Disclosure of credit risk exposure [line items]
Gross amount	3,512	560
ECL allowance	(121)	(98)
Receivables from financing activities	3,391	462
Receivables from financing activities | Stage 1
Disclosure of credit risk exposure [line items]
Gross amount	3,359	559
ECL allowance	(105)	(98)
Receivables from financing activities	3,254	461
Receivables from financing activities | Stage 2
Disclosure of credit risk exposure [line items]
Gross amount	108	1
ECL allowance	(8)	0
Receivables from financing activities	100	1
Receivables from financing activities | Stage 3
Disclosure of credit risk exposure [line items]
Gross amount	45	0
ECL allowance	(8)	0
Receivables from financing activities	€ 37	€ 0